UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      August 26, 2006 to September 25, 2006

Commission File Number of issuing entity: 333-131111-03


                 NovaStar Mortgage Funding Trust, Series 2006-1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-131111-02


                   NovaStar Certificates Financing Corporation
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                             NovaStar Mortgage, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   20-4724853
                                 --------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                  19890-0001
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1A           [   ]           [   ]           [ x ]
    A2A           [   ]           [   ]           [ x ]
    A2B           [   ]           [   ]           [ x ]
    A2C           [   ]           [   ]           [ x ]
    A2D           [   ]           [   ]           [ x ]
    M1            [   ]           [   ]           [ x ]
    M2            [   ]           [   ]           [ x ]
    M3            [   ]           [   ]           [ x ]
    M4            [   ]           [   ]           [ x ]
    M5            [   ]           [   ]           [ x ]
    M6            [   ]           [   ]           [ x ]
    M7            [   ]           [   ]           [ x ]
    M8            [   ]           [   ]           [ x ]
    M9            [   ]           [   ]           [ x ]
    M10           [   ]           [   ]           [ x ]
    M11           [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On September 25, 2006 a distribution was made to holders of NovaStar Mortgage Funding Trust, Series 2006-1, Asset-Backed Notes, Series 2006-1.

         The distribution report is attached as Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly  Statement  to  Noteholders on  September 25, 2006  is filed as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                     By:   NovaStar Certificates Financing Corporation
                           (Depositor)

                           /s/ Matt Kaltenrieder
                           ------------------------
                           Matt Kaltenrieder

                     Date: October 6, 2006

EXHIBIT INDEX

Exhibit Number       Description
EX-99.1              Monthly Statement to Noteholders



                                  EXHIBIT 99.1
                 Novastar Mortgage Funding Trust, Series 2006-1
                               September 25, 2006


                                Table of Contents
Distribution Report   ------------------------------------------------------  2
Factor Report   ------------------------------------------------------------  3
Pool Balances and Delinquent Mortgage Detailed Report   --------------------  6
REO Group Report   ---------------------------------------------------------  9



 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                  Andrew Cooper
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, 6th Floor
                            New York, New York 10004
                    Tel: (212) 623-4523 / Fax: (212) 623-5930
                       Email: andrew.m.cooper@jpmchase.com


                                         Novastar Mortgage Funding Trust, Series 2006-1
                                                        September 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1A      767,078,000.00    691,788,155.94   31,949,501.79     3,267,080.64   35,216,582.43    0.00         0.00      659,838,654.15
A2A      182,000,000.00    150,254,491.42   11,330,764.68       696,662.38   12,027,427.06    0.00         0.00      138,923,726.74
A2B       91,700,000.00     91,700,000.00            0.00       429,119.78      429,119.78    0.00         0.00       91,700,000.00
A2C       71,400,000.00     71,400,000.00            0.00       337,197.96      337,197.96    0.00         0.00       71,400,000.00
A2D       32,621,000.00     32,621,000.00            0.00       157,147.84      157,147.84    0.00         0.00       32,621,000.00
M1        78,300,000.00     78,300,000.00            0.00       379,223.82      379,223.82    0.00         0.00       78,300,000.00
M2        21,600,000.00     21,600,000.00            0.00       105,543.47      105,543.47    0.00         0.00       21,600,000.00
M3        18,900,000.00     18,900,000.00            0.00        93,327.03       93,327.03    0.00         0.00       18,900,000.00
M4        18,225,000.00     18,225,000.00            0.00        90,464.74       90,464.74    0.00         0.00       18,225,000.00
M5        12,825,000.00     12,825,000.00            0.00        64,654.31       64,654.31    0.00         0.00       12,825,000.00
M6        10,125,000.00     10,125,000.00            0.00        55,140.69       55,140.69    0.00         0.00       10,125,000.00
M7         8,775,000.00      8,775,000.00            0.00        48,695.35       48,695.35    0.00         0.00        8,775,000.00
M8         7,425,000.00      7,425,000.00            0.00        46,510.57       46,510.57    0.00         0.00        7,425,000.00
M9         8,775,000.00      8,775,000.00            0.00        59,122.97       59,122.97    0.00         0.00        8,775,000.00
M10        6,750,000.00      6,750,000.00            0.00        45,479.21       45,479.21    0.00         0.00        6,750,000.00
M11        6,750,000.00      6,750,000.00            0.00        45,479.21       45,479.21    0.00         0.00        6,750,000.00
C                  0.00              0.00            0.00       597,310.64      597,310.64    0.00         0.00                0.00
TRUST_CERT         0.00              0.00            0.00     2,197,215.89    2,197,215.89    0.00         0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS 1,343,249,000.00  1,236,213,647.36   43,280,266.47     8,715,376.50   51,995,642.97    0.00         0.00    1,192,933,380.89
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                             BEGINNING                                                        ENDING               NOTE
CLASS        CUSIP           PRINCIPAL        PRINCIPAL       INTEREST         TOTAL          PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1A       669884AA6         901.84851598      41.65091658    4.25912442      45.91004100       860.19759940         5.484380%
A2A       669884AB4         825.57412868      62.25694879    3.82781528      66.08476407       763.31717989         5.384380%
A2B       669884AC2       1,000.00000000       0.00000000    4.67960502       4.67960502     1,000.00000000         5.434380%
A2C       669884AD0       1,000.00000000       0.00000000    4.72266050       4.72266050     1,000.00000000         5.484380%
A2D       669884AE8       1,000.00000000       0.00000000    4.81738267       4.81738267     1,000.00000000         5.594380%
M1        669884AF5       1,000.00000000       0.00000000    4.84321609       4.84321609     1,000.00000000         5.624380%
M2        669884AG3       1,000.00000000       0.00000000    4.88627176       4.88627176     1,000.00000000         5.674380%
M3        669884AH1       1,000.00000000       0.00000000    4.93793810       4.93793810     1,000.00000000         5.734380%
M4        669884AJ7       1,000.00000000       0.00000000    4.96377174       4.96377174     1,000.00000000         5.764380%
M5        669884AK4       1,000.00000000       0.00000000    5.04127174       5.04127174     1,000.00000000         5.854380%
M6        669884AL2       1,000.00000000       0.00000000    5.44599407       5.44599407     1,000.00000000         6.324380%
M7        669884AM0       1,000.00000000       0.00000000    5.54932764       5.54932764     1,000.00000000         6.444380%
M8        669884AN8       1,000.00000000       0.00000000    6.26404983       6.26404983     1,000.00000000         7.274380%
M9        669884AP3       1,000.00000000       0.00000000    6.73766040       6.73766040     1,000.00000000         7.824380%
M10       669884AQ1       1,000.00000000       0.00000000    6.73766074       6.73766074     1,000.00000000         7.824380%
M11       669884AR9       1,000.00000000       0.00000000    6.73766074       6.73766074     1,000.00000000         7.824380%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                      920.31607495      32.22058343    6.48828065      38.70886408       888.09549152
-----------------------------------------------------------------------------------------------------------------------------------

                                         Novastar Mortgage Funding Trust, Series 2006-1
                                                        September 25, 2006

Available Funds - Group I                                                                                   37,587,479.52
Available Funds - Group II                                                                                  14,020,661.16

Principal

        Group I Scheduled Principal                                                                            465,139.07
        Group I Prepayments in Full                                                                         31,211,140.94
        Group I Curtailments                                                                                   264,954.15
        Group I Net Liquidation Proceeds                                                                             0.00
        Group I Realized Losses                                                                                      0.00

        Group II Scheduled Principal                                                                           174,167.70
        Group II Prepayments in Full                                                                        10,900,425.80
        Group II Curtailments                                                                                  110,834.71
        Group II Net Liquidation Proceeds                                                                      142,404.39
        Group II Realized Losses                                                                                11,199.74

        Total Scheduled Principal                                                                              639,306.77
        Total Prepayments in Full                                                                           42,111,566.74
        Total Curtailments                                                                                     375,788.86
        Total Net Liquidation Proceeds                                                                         142,404.39
        Total Realized Losses                                                                                   11,199.74

Distributions of Principal

        Class A-1A                                                                                          31,949,501.79
        Class A-2A                                                                                          11,330,764.68
        Class A-2B                                                                                                   0.00
        Class A-2C                                                                                                   0.00
        Class A-2D                                                                                                   0.00
        Class M-1                                                                                                    0.00
        Class M-4                                                                                                    0.00
        Class M-5                                                                                                    0.00
        Class M-6                                                                                                    0.00
        Class M-2                                                                                                    0.00
        Class M-3                                                                                                    0.00
        Class M7                                                                                                     0.00
        Class M8                                                                                                     0.00
        Class M9                                                                                                     0.00
        Class M10                                                                                                    0.00
        Class M11                                                                                                    0.00

Distributions of Interest

        Class A-1A                                                                                           3,267,080.64
        Class A-2A                                                                                             696,662.38
        Class A-2B                                                                                             429,119.78
        Class A-2C                                                                                             337,197.96
        Class A-2D                                                                                             157,147.84
        Class M-1                                                                                              379,223.82
        Class M-2                                                                                              105,543.47
        Class M-3                                                                                               93,327.03
        Class M-4                                                                                               90,464.74
        Class M-5                                                                                               64,654.31
        Class M-6                                                                                               55,140.69
        Class M-7                                                                                               48,695.35
        Class M-8                                                                                               46,510.57
        Class M-9                                                                                               59,122.97
        Class M-10                                                                                              45,479.21
        Class M-11                                                                                              45,479.21


Pool Balances

        Group I Beginning Pool Balance                                                                    829,348,977.53
        Group I Ending Pool Balance                                                                       797,407,743.39
        Group II Beginning Pool Balance                                                                   413,614,667.30
        Group II Ending Pool Balance                                                                      402,275,634.97
        Total Beginning Pool Balance                                                                    1,242,963,644.83
        Total Ending Pool Balance                                                                       1,199,683,378.36

Mortgage Loan Information as of Determination Date

        Number of Mortgage Loans                                                                                   7,173
        Aggregate Principal Balance of Mortgage Loans                                                   1,199,683,378.36
        Beginning Weighted Average Mortgage Rate                                                                 8.6191%
        Swap Funds Outgoing Payment                                                                                 0.00
        Swap Funds Received                                                                                   351,736.84
        Wachovia Swap                                                                                          62,852.60
        Deutsche Swap                                                                                          85,919.92
        Greenwich Swap                                                                                        202,964.32

        Cap Funds Received                                                                                     81,698.78
        Cap Fee                                                                                                45,933.33

Loans Delinquent
Contractual Delinquency - Group I
        Balance of 0-30 Days                                                                              766,997,979.28
        Number of 0-30 Days                                                                                        4,971
        Balance of 30-59 Days                                                                               9,336,374.05
        Number of 30-59 Days                                                                                          54
        Balance of 60-89 Days                                                                               5,434,605.92
        Number of 60-89 Days                                                                                          29
        Balance of 90+ Days                                                                                 1,216,351.77
        Number of 90+ Days                                                                                             7

Contractual Bankruptcy - Group I
        Balance of 0-30 Days                                                                                  909,261.40
        Number of 0-30 Days                                                                                            6
        Balance of 30-59 Days                                                                                       0.00
        Number of 30-59 Days                                                                                           0
        Balance of 60-89 Days                                                                                       0.00
        Number of 60-89 Days                                                                                           0
        Balance of 90+ Days                                                                                   483,113.24
        Number of 90+ Days                                                                                             4

Legal Delinquency - Group I
        Balance of 0-30 Days                                                                              766,997,979.28
        Number of 0-30 Days                                                                                        4,971
        Balance of 30-59 Days                                                                               9,336,374.05
        Number of 30-59 Days                                                                                          54
        Balance of 60-89 Days                                                                               5,434,605.92
        Number of 60-89 Days                                                                                          29
        Balance of 90+ Days                                                                                 1,216,351.77
        Number of 90+ Days                                                                                             7

Legal Bankruptcy - Group I
        Balance of 0-30 Days                                                                                1,280,351.21
        Number of 0-30 Days                                                                                            9
        Balance of 30-59 Days                                                                                 112,023.43
        Number of 30-59 Days                                                                                           1
        Balance of 60-89 Days                                                                                       0.00
        Number of 60-89 Days                                                                                           0
        Balance of 90+ Days                                                                                         0.00
        Number of 90+ Days                                                                                             0

Loans in Foreclosure - Group I
        Balance of 0-30 Days                                                                                  181,763.69
        Number of 0-30 Days                                                                                            2
        Balance of 30-59 Days                                                                                       0.00
        Number of 30-59 Days                                                                                           0
        Balance of 60-89 Days                                                                                 490,677.75
        Number of 60-89 Days                                                                                           3
        Balance of 90+ Days                                                                                10,695,932.46
        Number of 90+ Days                                                                                            53

Contractual Delinquency - Group II
        Balance of 0-30 Days                                                                              378,615,487.03
        Number of 0-30 Days                                                                                        1,918
        Balance of 30-59 Days                                                                               6,853,876.00
        Number of 30-59 Days                                                                                          37
        Balance of 60-89 Days                                                                               3,843,730.78
        Number of 60-89 Days                                                                                          18
        Balance of 90+ Days                                                                                   829,461.59
        Number of 90+ Days                                                                                             6

Contractual Bankruptcy - Group II
        Balance of 0-30 Days                                                                                  114,586.12
        Number of 0-30 Days                                                                                            2
        Balance of 30-59 Days                                                                                  28,741.47
        Number of 30-59 Days                                                                                           1
        Balance of 60-89 Days                                                                                 106,918.24
        Number of 60-89 Days                                                                                           1
        Balance of 90+ Days                                                                                         0.00
        Number of 90+ Days                                                                                             0

Legal Delinquency - Group II
        Balance of 0-30 Days                                                                              378,615,487.03
        Number of 0-30 Days                                                                                        1,918
        Balance of 30-59 Days                                                                               6,853,876.00
        Number of 30-59 Days                                                                                          37
        Balance of 60-89 Days                                                                               3,843,730.78
        Number of 60-89 Days                                                                                          18
        Balance of 90+ Days                                                                                   829,461.59
        Number of 90+ Days                                                                                             6

Legal Bankruptcy - Group II
        Balance of 0-30 Days                                                                                  114,586.12
        Number of 0-30 Days                                                                                            2
        Balance of 30-59 Days                                                                                 135,659.71
        Number of 30-59 Days                                                                                           2
        Balance of 60-89 Days                                                                                       0.00
        Number of 60-89 Days                                                                                           0
        Balance of 90+ Days                                                                                         0.00
        Number of 90+ Days                                                                                             0

Loans in Foreclosure - Group II                                                                                     0.00
        Balance of 0-30 Days                                                                                        0.00
        Number of 0-30 Days                                                                                            0
        Balance of 30-59 Days                                                                                       0.00
        Number of 30-59 Days                                                                                           0
        Balance of 60-89 Days                                                                                 130,268.41
        Number of 60-89 Days                                                                                           1
        Balance of 90+ Days                                                                                 8,186,504.55
        Number of 90+ Days                                                                                            32

Loans in REO

        REO Group Report
        Group Number      Number of Loans      Principal Balance     Percentage
              1                  12            1,661,683.83             0.21%
              2                  17            3,720,580.63             0.92%

Principal Prepayments

        Group I Prepayments                                                                                 31,211,140.94
        Group II Prepayments                                                                                10,900,425.80

Realized Losses

        Group I Liquidated Loan Balance                                                                              0.00
        Group I Net Liquidation Proceeds                                                                             0.00
        Group I Current Period Realized Losses                                                                       0.00
        Group I Recoveries of Prior Losses                                                                           0.00
        Group I Subsequent Losses                                                                                    0.00

        Group I Cumulative Liquidated Loan Balance                                                                   0.00
        Group I Cumulative Net Liquidation Proceeds                                                                  0.00
        Group I Cumulative Recoveries of Prior Losses                                                                0.00
        Group I Cumulative Subsequent Losses                                                                         0.00
        Group I Cumulative Realized Losses                                                                           0.00

        Group II Liquidated Loan Balance                                                                       153,604.13
        Group II Net Liquidation Proceeds                                                                      142,404.39
        Group II Current Period Realized Losses                                                                 11,199.74
        Group II Recoveries of Prior Losses                                                                          0.00
        Group II Subsequent Losses                                                                                   0.00

        Group II Cumulative Liquidated Loan Balance                                                            153,604.13
        Group II Cumulative Net Liquidation Proceeds                                                           142,404.39
        Group II Cumulative Recoveries of Prior Losses                                                               0.00
        Group II Cumulative Subsequent Losses                                                                   47,079.00
        Group II Cumulative Realized Losses                                                                     58,278.74

        Total Liquidated Loan Balance                                                                          153,604.13
        Total Net Liquidation Proceeds                                                                         142,404.39
        Total Current Period Realized Losses                                                                    11,199.74
        Total Recoveries of Prior Losses                                                                             0.00
        Total Subsequent Losses                                                                                      0.00

        Total Cumulative Liquidated Loan Balance                                                               153,604.13
        Total Cumulative Net Liquidation Proceeds                                                              142,404.39
        Total Cumulative Recoveries of Prior Losses                                                                  0.00
        Total Cumulative Subsequent Losses                                                                      47,079.00
        Total Cumulative Realized Losses                                                                        58,278.74

Unpaid Interest Shortfall Amounts

        Unpaid Interest Shortfall - A-1A                                                                             0.00
        Unpaid Interest Shortfall - A-2A                                                                             0.00
        Unpaid Interest Shortfall - A-2B                                                                             0.00
        Unpaid Interest Shortfall - A-2C                                                                             0.00
        Unpaid Interest Shortfall - A-2D                                                                             0.00
        Unpaid Interest Shortfall - M-1                                                                              0.00
        Unpaid Interest Shortfall - M-2                                                                              0.00
        Unpaid Interest Shortfall - M-3                                                                              0.00
        Unpaid Interest Shortfall - M-4                                                                              0.00
        Unpaid Interest Shortfall - M-5                                                                              0.00
        Unpaid Interest Shortfall - M-6                                                                              0.00
        Unpaid Interest Shortfall - M7                                                                               0.00
        Unpaid Interest Shortfall - M8                                                                               0.00
        Unpaid Interest Shortfall - M9                                                                               0.00
        Unpaid Interest Shortfall - M10                                                                              0.00
        Unpaid Interest Shortfall - M11                                                                              0.00

Prepayment Interest Shortfalls not covered by the Servicer                                                           0.00

Credit Enhancement Percentage                                                                                      16.51%

Available Funds Cap Shortfall Amount

        Current Period Available Funds Cap Shortfall Amount - A-1A                                                   0.00
        Current Period Available Funds Cap Shortfall Amount - A-2A                                                   0.00
        Current Period Available Funds Cap Shortfall Amount - A-2B                                                   0.00
        Current Period Available Funds Cap Shortfall Amount - A-2C                                                   0.00
        Current Period Available Funds Cap Shortfall Amount - A-2D                                                   0.00
        Current Period Available Funds Cap Shortfall Amount - M-1                                                    0.00
        Current Period Available Funds Cap Shortfall Amount - M-2                                                    0.00
        Current Period Available Funds Cap Shortfall Amount - M-3                                                    0.00
        Current Period Available Funds Cap Shortfall Amount - M-4                                                    0.00
        Current Period Available Funds Cap Shortfall Amount - M-5                                                    0.00
        Current Period Available Funds Cap Shortfall Amount - M-6                                                    0.00
        Current Period Available Funds Cap Shortfall Amount - M7                                                     0.00
        Current Period Available Funds Cap Shortfall Amount - M8                                                   287.54
        Current Period Available Funds Cap Shortfall Amount - M9                                                 4,495.76
        Current Period Available Funds Cap Shortfall Amount - M10                                                3,458.27
        Current Period Available Funds Cap Shortfall Amount - M11                                                3,458.27

        Available Funds Cap Shortfall Amount Repaid This Period- A-1A                                                0.00
        Available Funds Cap Shortfall Amount Repaid This Period- A-2A                                                0.00
        Available Funds Cap Shortfall Amount Repaid This Period- A-2B                                                0.00
        Available Funds Cap Shortfall Amount Repaid This Period- A-2C                                                0.00
        Available Funds Cap Shortfall Amount Repaid This Period- A-2D                                                0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-1                                                 0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-2                                                 0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-3                                                 0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-4                                                 0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-5                                                 0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-6                                                 0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M7                                                  0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M8                                                287.54
        Available Funds Cap Shortfall Amount Repaid This Period- M9                                              4,495.76
        Available Funds Cap Shortfall Amount Repaid This Period- M10                                             3,458.27
        Available Funds Cap Shortfall Amount Repaid This Period- M11                                             3,458.27

        Remaining Available Funds Cap Shortfall Amount - A-1A                                                        0.00
        Remaining Available Funds Cap Shortfall Amount - A-2A                                                        0.00
        Remaining Available Funds Cap Shortfall Amount - A-2B                                                        0.00
        Remaining Available Funds Cap Shortfall Amount - A-2C                                                        0.00
        Remaining Available Funds Cap Shortfall Amount - A-2D                                                        0.00
        Remaining Available Funds Cap Shortfall Amount - M-1                                                         0.00
        Remaining Available Funds Cap Shortfall Amount - M-2                                                         0.00
        Remaining Available Funds Cap Shortfall Amount - M-3                                                         0.00
        Remaining Available Funds Cap Shortfall Amount - M-4                                                         0.00
        Remaining Available Funds Cap Shortfall Amount - M-5                                                         0.00
        Remaining Available Funds Cap Shortfall Amount - M-6                                                         0.00
        Remaining Available Funds Cap Shortfall Amount - M7                                                          0.00
        Remaining Available Funds Cap Shortfall Amount - M8                                                          0.00
        Remaining Available Funds Cap Shortfall Amount - M9                                                          0.00
        Remaining Available Funds Cap Shortfall Amount - M10                                                         0.00
        Remaining Available Funds Cap Shortfall Amount - M11                                                         0.00

Note Rates

        Note Rate - A-1A                                                                                          5.4844%
        Note Rate - A-2A                                                                                          5.3844%
        Note Rate - A-2B                                                                                          5.4344%
        Note Rate - A-2C                                                                                          5.4844%
        Note Rate - A-2D                                                                                          5.5944%
        Note Rate - M-1                                                                                           5.6244%
        Note Rate - M-2                                                                                           5.6744%
        Note Rate - M-3                                                                                           5.7344%
        Note Rate - M-4                                                                                           5.7644%
        Note Rate - M-5                                                                                           5.8544%
        Note Rate - M-6                                                                                           6.3244%
        Note Rate - M7                                                                                            6.4444%
        Note Rate - M8                                                                                            7.2744%
        Note Rate - M9                                                                                            7.8244%
        Note Rate - M10                                                                                           7.8244%
        Note Rate - M11                                                                                           7.8244%

        Next Note Rate - A-1A                                                                                     5.4900%
        Next Note Rate - A-2A                                                                                     5.3900%
        Next Note Rate - A-2B                                                                                     5.4400%
        Next Note Rate - A-2C                                                                                     5.4900%
        Next Note Rate - A-2D                                                                                     5.6000%
        Next Note Rate - M-1                                                                                      5.6300%
        Next Note Rate - M-2                                                                                      5.6800%
        Next Note Rate - M-3                                                                                      5.7400%
        Next Note Rate - M-4                                                                                      5.7700%
        Next Note Rate - M-5                                                                                      5.8600%
        Next Note Rate - M-6                                                                                      6.3300%
        Next Note Rate - M-7                                                                                      6.4500%
        Next Note Rate - M-8                                                                                      7.2800%
        Next Note Rate - M-9                                                                                      7.8300%
        Next Note Rate - M-10                                                                                     7.8300%
        Next Note Rate - M-11                                                                                     7.8300%


Underwritten Noteholders Principal Balance                                                               1,192,933,380.89

Overcollateralization Amounts

        Required Overcollateralization Amount                                                                6,749,997.47
        Overcollateralization Amount                                                                         6,749,997.47

Excess Cashflow                                                                                                      0.00

Mortgage Insurance

        MI Premiums                                                                                            661,444.62
        Insurance Proceeds                                                                                           0.00


Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.